ACCOUNTS RECEIVABLE (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) Customer	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Accounts receivables [Abstract]
Accounts receivable	$ 202,050	$ 363,653
Bad debt expense	$ 59,307	$ 0	$ 0
Concentration risks [Abstract]
Number of customers | Customer	1
Percentage of account receivable	60.00%	95.00%
One Major Customer [Member]
Concentration risks [Abstract]
Percentage of account receivable	55.00%	73.00%
Percentage of total revenue	97.00%	95.00%